Cover	Mar. 26, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2020
Entity File Number	1-9924
Entity Registrant Name	Citigroup Inc.
Entity Central Index Key	0000831001
Entity Tax Identification Number	52-1568099
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(212)
Local Phone Number	559-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	C
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 7.125% Fix/Float Rate Noncum Pref Stk, Ser J
Trading Symbol	C Pr J
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 6.875% Fix/Float Rate Noncum Pref Stk, Ser K
Trading Symbol	C Pr K
Security Exchange Name	NYSE
Series S Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Depositary Shares, represent 1/1,000th interest in a share of 6.300% Noncum Pref Stock, Ser S
Trading Symbol	C Pr S
Security Exchange Name	NYSE
Citigroup Capital Iii [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7.625% TRUPs of Cap III (and registrant’s guaranty)
Trading Symbol	C/36Y
Security Exchange Name	NYSE
Citigroup Capital Xiii [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7.875% FXD / FRN TruPS of Cap XIII (and registrant’s guaranty)
Trading Symbol	C N
Security Exchange Name	NYSE
Citigroup Capital Xviii [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.829% FXD / FRN Enhanced TruPS of Cap XVIII (and registrant’s guaranty)
Trading Symbol	C/67BP
Security Exchange Name	NYSE
Ctracks Miller Howard Mlp Fundamental Index [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	C-Tracks ETN Miller/Howard MLP Fundamental Index Due Sept 2023
Trading Symbol	MLPC
Security Exchange Name	NYSEArca
Ctracks Miller Howard Strategic Dividend Reinvestor [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	C-Tracks ETN Miller/Howard Strategic Dividend Reinvestor Due Sept 2024
Trading Symbol	DIVC
Security Exchange Name	NYSEArca
Ctracks Miller Howard Mlp Fundamental Index Series B [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	C-Tracks ETN Miller/Howard Fund, Ser B, Due July 2026 of CGMHI (and registrant’s guaranty)
Trading Symbol	MLPE
Security Exchange Name	NYSEArca
Velocity Shares Daily Long Usd Vs Jpy [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs JPY Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DJPY
Security Exchange Name	NYSEArca
Velocity Shares Daily Long Usd Vs Gbp [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs GBP Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DGBP
Security Exchange Name	NYSEArca
Velocity Shares Daily Long Usd Vs Eur [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs EUR Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DEUR
Security Exchange Name	NYSEArca
Velocity Shares Daily Long Usd Vs Chf [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs CHF Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DCHF
Security Exchange Name	NYSEArca
Velocity Shares Daily Long Usd Vs Aud [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs AUD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DAUD
Security Exchange Name	NYSEArca
Velocity Shares Daily Long Jpy Vs Usd [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long JPY vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	UJPY
Security Exchange Name	NYSEArca
Velocity Shares Daily Long Eur Vs Usd [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long EUR vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	UEUR
Security Exchange Name	NYSEArca
Velocity Shares Daily Long Gbp Vs Usd [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long GBP vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	UGBP
Security Exchange Name	NYSEArca
Velocity Shares Daily Long Chf Vs Usd [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long CHF vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	UCHF
Security Exchange Name	NYSEArca
Velocity Shares Daily Long Aud Vs Usd [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long AUD vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	UAUD
Security Exchange Name	NYSEArca
Velocity Shares Long Libor Etn [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	VelocityShares Long LIBOR ETNs due Aug 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	ULBR
Security Exchange Name	NYSEArca
Velocity Shares Short Libor Etn [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	VelocityShares Short LIBOR ETNs due Aug 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DLBR
Security Exchange Name	NYSEArca
Velocity Shares Long Crude Oil Etn [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	VelocityShares 3x Long Crude ETNs due Dec 2031 of CGMHI (and registrant’s guaranty)
Trading Symbol	UWT
Security Exchange Name	NYSEArca
Velocity Shares Inverse Crude Oil Etn [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	VelocityShares 3x Inverse Crude due Dec 2031 of CGMHI (and registrant’s guaranty)
Trading Symbol	DWT
Security Exchange Name	NYSEArca
Series N Medium Term Senior Notes [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	MTN, Series N, Callable Step-Up Coupon Notes Due Mar 2036 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/36A
Security Exchange Name	NYSE
Series G Medium Term Senior Notes [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	MTN, Series G, Callable Fixed Rate Notes Due Jan 2027
Trading Symbol	C27C
Security Exchange Name	NYSE